Cost of sales (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of variables and fixed
Total Costs Variables	$ 64,032,342	$ 68,180,219	$ 41,005,910
Total Fixed cost	24,145,856	21,277,929	14,575,866
Cost of sales	88,178,198	89,458,148	55,581,776
Variable Costs
Cost of variables and fixed
Imported products	24,204,342	31,230,405	16,944,375
Purchases Of Crude	13,389,646	16,223,628	10,015,898
Purchases of hydrocarbons - ANH	8,518,700	9,219,215	5,611,153
Depreciation amortization and depletion	8,125,774	6,774,770	6,328,144
Electric Energy	2,294,253	1,540,452	1,087,269
Taxes and economic rights	1,712,283	1,510,265	1,125,761
Process materials	1,563,802	1,260,608	906,500
Purchases of other products and natural gas	1,201,349	1,244,765	811,024
Hydrocarbon transportation services	1,586,553	1,219,818	917,552
Others	1,151,536	(2,354,814)	(3,009,700)
Services contracted in associations	284,104	311,107	267,934
Fixed costs
Cost of variables and fixed
Hydrocarbon transportation services	249,414	179,082	57,855
Depreciation and amortization	5,079,308	4,635,601	3,270,735
Maintenance	4,642,710	3,771,137	2,637,857
Labor costs	3,976,370	3,436,167	2,596,947
Construction services	2,600,184	2,802,486	732,723
Services contracted	3,523,125	2,870,890	2,023,277
Services contracted in associations	1,467,693	1,566,562	1,286,291
Taxes and contributions	1,123,475	914,455	1,060,123
Materials and operating supplies	880,729	684,679	561,182
General costs	$ 602,848	$ 416,870	$ 348,876